Statements Of Stockholders' Deficit (USD $)	Total	Common Stock	Additional Paid-In Capital	Deficit Accumulated During The Development Stage
Beginning balance at Apr. 18, 2007
Beginning balance, shares at Apr. 18, 2007
Issuance of Common stock
Issuance of Common stock, shares
Stock-based compensation expense
Net Loss
Ending balance at Dec. 31, 2007
Ending balance, shares at Dec. 31, 2007
Issuance of Common stock to founders		1,730	(1,730)
Issuance of Common stock to founders, shares	1,729,532	1,729,532
Issuance of restricted Common stock		12,628	(12,628)
Issuance of restricted Common stock, shares		12,627,697
Stock-based compensation expense	1,742		1,742
Net Loss	(97,559)			(97,559)
Ending balance at Dec. 31, 2008	(95,817)	14,358	(12,616)	(97,559)
Ending balance, shares at Dec. 31, 2008		14,357,229
Issuance of restricted Common stock		130	(130)
Issuance of restricted Common stock, shares		130,422
Stock-based compensation expense	2,336		2,336
Net Loss	(872,041)			(872,041)
Ending balance at Dec. 31, 2009	(965,522)	14,488	(10,410)	(969,600)
Ending balance, shares at Dec. 31, 2009		14,487,651
Issuance of restricted Common stock		219	(219)
Issuance of restricted Common stock, shares		219,369
Stock-based compensation expense	3,856		3,856
Net Loss	(1,338,694)			(1,338,694)
Ending balance at Dec. 31, 2010	(2,300,360)	14,707	(6,773)	(2,308,294)
Ending balance, shares at Dec. 31, 2010		14,707,020
Issuance of restricted Common stock		61	(61)
Issuance of restricted Common stock, shares		61,406
Issuance of Common stock through conversion of notes payable	3,489,758	7,677	3,482,081
Issuance of Common stock through conversion of notes payable, shares		7,676,828
Warrants issued with convertible notes and conversion of notes	1,111,364		1,111,364
Beneficial conversion feature of convertible notes payable	239,700		239,700
Stock-based compensation expense	9,015		9,015
Net Loss	(4,383,262)			(4,383,262)
Ending balance at Dec. 31, 2011	(1,833,785)	22,445	4,835,326	(6,691,556)
Ending balance, shares at Dec. 31, 2011		22,445,254
Issuance of Common stock in connection with the merger		6,000	(6,000)
Issuance of common stock in connection with the merger, shares		6,000,000
Issuance of Common stock through private placements in connection with the merger	13,722,600	13,723	13,708,877
Issuance of Common stock through private placements in connection with the merger, shares		13,722,600
Costs associated with the merger	(13,722,600)		(13,722,600)
Issuance of Common stock through conversion of notes payable and accrued interest in connection with the merger	1,525,387	1,525	1,523,862
Issuance of Common stock through conversion of notes payable and accrued interest in connection with the merger, shares		1,525,387
Stock-based compensation expense	3,872		3,872
Net Loss	(37,080,582)			(37,080,582)
Ending balance at Mar. 31, 2012	$ (37,385,108)	$ 43,693	$ 6,343,337	$ (43,772,138)
Ending balance, shares at Mar. 31, 2012		43,693,241